Debt - Schedule of Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022		$ 4,233
2023		0
2024		0
2025		0
2026		200,000
Long-term debt, gross	$ 203,074	$ 204,233	$ 110,000